Fuwei Films (Holdings) Co., Ltd (Parent Company) (Condensed unaudited Statement of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Changes in operating assets and liabilities:
Net cash provided by operating activities	$ (2,158)	¥ (13,990)	¥ (18,161)	¥ 3,090
Cash flow from financing activities
Effect of exchange	(72)	(58)	(31)	(17)
Net cash provided by (used in) financing activities	(653)	(4,227)	26,172	35,568
Net increase (decrease) in cash and cash equivalent	762	5,335	(2,558)	6,572
At beginning of period/year	1,454	9,020	11,578	5,006
At end of period/year	2,216	14,355	9,020	11,578
Parent Company [Member]
Cash flow from operating activities
Net income	(10,662)	(69,068)	(71,344)	(58,952)
Adjustment to reconcile net income (loss) to net cash from operating activities:
- Equity in earnings of subsidiaries	$ 10,295	¥ 66,689	¥ 69,076	¥ 56,808
- Foreign exchange gain
Changes in operating assets and liabilities:
- Other current assets
- Other current liabilities	$ 5	¥ 34		¥ (124)
Net cash provided by operating activities	(362)	(2,345)	¥ (2,268)	(2,268)
Cash flow from financing activities
Payments to related parties	$ 347	2,249	2,310	¥ 2,272
Proceeds from related parties		(2)	¥ (3)
Effect of exchange		2		¥ (2)
Net cash provided by (used in) financing activities	$ 347	2,249	¥ 2,307	2,270
Net increase (decrease) in cash and cash equivalent	(15)	(96)	39	2
At beginning of period/year	16	106	67	65
At end of period/year	$ 2	¥ 10	¥ 106	¥ 67